Share-Based Compensation - RCUs and PCUs fair value (Details) - USD ($)	Apr. 03, 2017	Apr. 01, 2016	Apr. 01, 2015
RCUs
Share-Based Compensation
Grant date share closing price used to determine fair value of awards	$ 23.85	$ 16.45	$ 24.12
PCUs
Share-Based Compensation
Grant date share closing price used to determine fair value of awards	$ 23.85	$ 16.45	$ 24.12